Fair Value Measurement Hierarchy	12 Months Ended
Mar. 31, 2022
Disclosure of fair value measurement hierarchy [abstract]
Fair Value Measurement Hierarchy
48.
Fair value measurement hierarchy

The Group categorises assets and liabilities measured at fair value into one of three levels depending on the ability to observe inputs employed in their measurement which are described as follows:

•
Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•
Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•
Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognised at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the year.

There were no material transfers between Level 1 and Level 2 fair value measurements, and no material transfers into or out of Level 3 fair value measurements during the year ended March 31, 2022 and 2021. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the year.

The following table provides the fair value measurement hierarchy of the assets and liabilities of the Group:

		As at March 31, 2021		As at March 31, 2022		As at March 31, 2022
Financial assets	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
		(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets designated as a hedge instrument at fair value
Derivative instruments	Level 2	2,691	2,691	3,593	3,593	47	47
Financial guarantee contracts	Level 3	78	78	—	—	—	—
Financial liabilities at fair value
Liability for put options with non- controlling interests	Level 2	—	—	9,546	9,546	126	126
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	1,070	1,070	1,723	1,723	23	23
Financial liabilities at FVTPL
Derivative instruments
- public share warrants	Level 1	—	—	1,543	1,543	20	20
- private share warrants	Level 2	—	—	943	943	12	12

Set out below are the fair value hierarchy, valuation techniques and inputs used as at March 31, 2022 and 2021:

Particulars	Level	Valuation technique	Inputs used
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows
Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	Market value techniques	Volume Weight Average Price of the Company shares over 30 trading days
Financial liabilities at FVTPL
Derivative instruments
- public share warrants	Level 1	Market value techniques	Market value of warrants
- private share warrants	Level 2	Black Scholes method	Interest rates to discount future cash flows, share price and public share warrant price
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows
Financial liabilities
Financial guarantee contracts	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows